INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes
The components of income before income taxes are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
PRC	146,570	200,789	272,745
Hong Kong	(1,964)	(1,908)	(573)
Cayman Islands	22,039	(16,154)	(11,542)
Total income before income taxes	166,645	182,727	260,630

Schedule of Income Tax Expense
Income tax expense consists of the following:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current income tax expense	18,985	25,581	37,671
Deferred income tax benefit	(4,190)	(21,614)	(18,895)
Total	14,795	3,967	18,776

Schedule of Income Tax Rate Reconciliation
The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2014, 2015 and 2016 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2014	2015	2016
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Cayman and HK entities not subject to income taxes	(3.0)%	2.5%	1.2%
Research and development bonus deduction	(2.7)%	(3.3)%	(2.7)%
Non-deductible selling, general and administrative expenses
Share based compensation	3.8%	4.5%	6.5%
Other non-deductible selling, general and administrative expenses	0.5%	0.6%	0.1%
ANTE preferential tax rate	(1.0)%	0.1%	(0.7)%
Tarena Hangzhou preferential tax rate	(0.1)%	0.7%	0.5%
Change in valuation allowance	6.4%	3.1%	2.5%
Tarena Hangzhou and Hanru Hangzhou tax holiday	(20.0)%	(31.1)%	(25.2)%
Others	0.0%	0.1%	0.0%
Actual income tax expense	8.9%	2.2%	7.2%

Schedule of Deferred Income Tax Assets
The principal components of deferred income tax assets are as follows:

	December 31,
	2015	2016
	RMB	RMB
Deferred income tax assets:
Accounts receivable	34,616	47,126
Tax loss carry forwards	7,065	9,984
Advertising expense	13,666	23,401
Accrued expenses and other current liabilities	-	123
Total deferred income tax assets	55,347	80,634
Valuation allowance	(20,115)	(26,507)
Deferred income tax assets, net	35,232	54,127

Summary of Valuation Allowance
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at the beginning of the year	3,647	14,362	20,115
Additions of valuation allowance	11,198	9,069	13,076
Reduction of valuation allowance	(483)	(3,316)	(6,684)
Balance at the end of the year	14,362	20,115	26,507

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of year	18,764	36,921	53,404
Increase related to current year tax positions	35,436	51,050	66,122
Settlement	(17,279)	(34,567)	(49,704)
Balance at end of year	36,921	53,404	69,822